Quarterly Report
November 30, 2025
SSGA Funds
State Street S&P 500 Index Fund

TABLE OF CONTENTS (Unaudited)
Schedule of Investments (Unaudited)
State Street S&P 500 Index Fund	1
Notes to Schedule of Investments (Unaudited)	8

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS
November 30, 2025 (Unaudited)

Security Description	Shares	Value
COMMON STOCKS — 99.8%
COMMUNICATION SERVICES — 10.7%
Alphabet, Inc. Class A	163,377	$52,310,048
Alphabet, Inc. Class C	131,198	41,999,104
AT&T, Inc.	201,541	5,244,097
Charter Communications, Inc. Class A (a) (b)	2,700	540,324
Comcast Corp. Class A	102,187	2,727,371
Electronic Arts, Inc.	6,129	1,238,242
Fox Corp. Class A	5,616	367,848
Fox Corp. Class B	2,900	168,954
Live Nation Entertainment, Inc. (a) (b)	4,400	578,380
Match Group, Inc.	7,587	252,723
Meta Platforms, Inc. Class A	60,923	39,475,058
Netflix, Inc. (a)	119,080	12,810,626
News Corp. Class A	10,861	278,910
News Corp. Class B (b)	3,800	111,834
Omnicom Group, Inc.	9,404	673,514
Paramount Skydance Corp. Class B (b)	7,358	117,875
Take-Two Interactive Software, Inc. (a)	4,594	1,130,446
TKO Group Holdings, Inc.	2,000	387,780
T-Mobile U.S., Inc.	13,385	2,797,599
Trade Desk, Inc. Class A (a)	13,100	518,236
Verizon Communications, Inc.	119,364	4,907,054
Walt Disney Co.	50,718	5,298,509
Warner Bros Discovery, Inc. (a)	66,333	1,591,992
		175,526,524
CONSUMER DISCRETIONARY — 10.2%
Airbnb, Inc. Class A (a)	11,700	1,368,783
Amazon.com, Inc. (a)	272,708	63,600,960
Aptiv PLC (a)	6,403	496,553
AutoZone, Inc. (a)	471	1,862,489
Best Buy Co., Inc.	5,145	407,896
Booking Holdings, Inc.	908	4,462,538
Carnival Corp. (a)	28,449	733,415
Chipotle Mexican Grill, Inc. (a)	36,500	1,259,980
Darden Restaurants, Inc.	3,340	599,797
Deckers Outdoor Corp. (a)	4,300	378,529
Domino's Pizza, Inc.	931	390,675
DoorDash, Inc. Class A (a)	10,200	2,023,374
DR Horton, Inc.	7,836	1,246,002
eBay, Inc.	13,392	1,108,724
Expedia Group, Inc.	3,475	888,523
Ford Motor Co.	109,631	1,455,900
Garmin Ltd.	4,299	839,681
General Motors Co.	27,241	2,002,758
Genuine Parts Co.	4,220	550,288
Hasbro, Inc.	4,232	349,563
Hilton Worldwide Holdings, Inc.	6,743	1,921,957
Home Depot, Inc.	28,047	10,010,535
Las Vegas Sands Corp.	8,205	559,253
Lennar Corp. Class A	6,315	829,159
Security Description	Shares	Value
LKQ Corp.	8,100	$240,489
Lowe's Cos., Inc.	15,443	3,744,619
Lululemon Athletica, Inc. (a)	2,700	497,286
Marriott International, Inc. Class A	6,406	1,952,485
McDonald's Corp.	19,829	6,183,079
MGM Resorts International (a)	5,184	182,943
Mohawk Industries, Inc. (a)	1,069	123,897
NIKE, Inc. Class B	33,826	2,186,174
Norwegian Cruise Line Holdings Ltd. (a)	13,900	256,594
NVR, Inc. (a)	80	600,583
O'Reilly Automotive, Inc. (a)	23,190	2,358,423
Pool Corp.	965	235,074
PulteGroup, Inc.	5,352	680,721
Ralph Lauren Corp.	1,196	439,327
Ross Stores, Inc.	8,934	1,575,600
Royal Caribbean Cruises Ltd.	7,197	1,916,201
Starbucks Corp.	31,369	2,732,554
Tapestry, Inc.	6,281	686,388
Tesla, Inc. (a)	78,635	33,826,418
TJX Cos., Inc.	31,324	4,758,742
Tractor Supply Co.	15,865	869,085
Ulta Beauty, Inc. (a)	1,249	672,999
Williams-Sonoma, Inc.	3,700	666,037
Wynn Resorts Ltd. (b)	1,991	256,202
Yum! Brands, Inc.	7,449	1,141,261
		168,130,513
CONSUMER STAPLES — 4.9%
Altria Group, Inc.	48,041	2,834,899
Archer-Daniels-Midland Co.	13,061	793,325
Brown-Forman Corp. Class B (b)	5,827	168,866
Bunge Global SA	4,300	413,101
Campbell's Co.	6,461	196,931
Church & Dwight Co., Inc.	7,203	613,408
Clorox Co.	3,498	377,574
Coca-Cola Co.	108,233	7,913,997
Colgate-Palmolive Co.	23,262	1,870,032
Conagra Brands, Inc.	14,679	262,020
Constellation Brands, Inc. Class A	4,076	555,885
Costco Wholesale Corp.	12,431	11,356,837
Dollar General Corp.	6,174	675,991
Dollar Tree, Inc. (a)	5,479	607,128
Estee Lauder Cos., Inc. Class A	6,164	579,847
General Mills, Inc.	14,895	705,278
Hershey Co.	4,006	753,449
Hormel Foods Corp.	7,898	183,313
J.M. Smucker Co.	3,055	318,270
Kellanova	7,184	600,870
Kenvue, Inc.	56,263	976,163
Keurig Dr. Pepper, Inc.	36,989	1,031,993
Kimberly-Clark Corp.	9,547	1,041,769
Kraft Heinz Co.	22,051	562,521
Kroger Co.	17,342	1,166,770

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
Lamb Weston Holdings, Inc.	4,700	$277,582
McCormick & Co., Inc.	6,922	467,097
Molson Coors Beverage Co. Class B	4,209	195,761
Mondelez International, Inc. Class A	36,110	2,078,853
Monster Beverage Corp. (a)	20,410	1,530,546
PepsiCo, Inc.	38,445	5,718,309
Philip Morris International, Inc.	43,485	6,848,018
Procter & Gamble Co.	65,536	9,709,814
Sysco Corp.	13,341	1,016,584
Target Corp.	13,236	1,199,446
Tyson Foods, Inc. Class A	8,849	513,684
Walmart, Inc.	122,933	13,585,326
		79,701,257
ENERGY — 2.8%
APA Corp. (b)	9,509	237,440
Baker Hughes Co.	27,398	1,375,380
Chevron Corp.	53,848	8,138,048
ConocoPhillips	35,548	3,152,752
Coterra Energy, Inc.	21,852	586,508
Devon Energy Corp.	19,086	707,327
Diamondback Energy, Inc.	5,566	849,316
EOG Resources, Inc.	15,623	1,684,940
EQT Corp.	16,995	1,034,316
Expand Energy Corp.	6,400	780,352
Exxon Mobil Corp.	119,746	13,880,956
Halliburton Co.	25,080	657,598
Kinder Morgan, Inc.	56,155	1,534,155
Marathon Petroleum Corp.	8,575	1,661,235
Occidental Petroleum Corp.	19,460	817,320
ONEOK, Inc.	17,966	1,308,284
Phillips 66 Co.	10,992	1,505,464
SLB Ltd.	40,874	1,481,274
Targa Resources Corp.	5,804	1,017,499
Texas Pacific Land Corp.	600	518,574
Valero Energy Corp.	8,975	1,586,421
Williams Cos., Inc.	34,594	2,107,812
		46,622,971
FINANCIALS — 13.0%
Aflac, Inc.	13,868	1,529,779
Allstate Corp.	7,567	1,611,620
American Express Co.	15,212	5,556,487
American International Group, Inc.	14,846	1,130,671
Ameriprise Financial, Inc.	2,536	1,155,757
Aon PLC Class A	6,148	2,175,900
Apollo Global Management, Inc.	12,900	1,700,865
Arch Capital Group Ltd. (a)	10,164	954,603
Arthur J Gallagher & Co.	7,315	1,811,340
Assurant, Inc.	1,504	343,153
Bank of America Corp.	191,106	10,252,837
Bank of New York Mellon Corp.	19,509	2,186,959
Berkshire Hathaway, Inc. Class B (a)	51,371	26,394,933
Security Description	Shares	Value
Blackrock, Inc.	4,034	$4,224,808
Blackstone, Inc.	20,776	3,042,022
Block, Inc. (a)	16,200	1,082,160
Brown & Brown, Inc.	8,179	657,837
Capital One Financial Corp.	17,789	3,897,036
Cboe Global Markets, Inc.	2,959	763,925
Charles Schwab Corp.	47,666	4,420,068
Chubb Ltd.	10,248	3,035,253
Cincinnati Financial Corp.	4,274	716,280
Citigroup, Inc.	51,931	5,380,052
Citizens Financial Group, Inc.	12,894	697,565
CME Group, Inc.	9,958	2,802,779
Coinbase Global, Inc. Class A (a)	6,500	1,773,330
Corpay, Inc. (a)	2,065	610,827
Erie Indemnity Co. Class A	800	236,392
Everest Group Ltd.	1,158	363,948
FactSet Research Systems, Inc. (b)	1,101	305,274
Fidelity National Information Services, Inc.	14,914	980,894
Fifth Third Bancorp	19,410	843,559
Fiserv, Inc. (a)	15,661	962,682
Franklin Resources, Inc.	10,551	238,347
Global Payments, Inc.	7,257	549,790
Globe Life, Inc.	2,584	348,142
Goldman Sachs Group, Inc.	8,443	6,974,256
Hartford Insurance Group, Inc.	8,067	1,105,421
Huntington Bancshares, Inc.	44,914	732,098
Interactive Brokers Group, Inc. Class A	12,700	825,754
Intercontinental Exchange, Inc.	15,739	2,475,745
Invesco Ltd.	14,689	359,146
Jack Henry & Associates, Inc.	1,680	293,126
JPMorgan Chase & Co.	76,999	24,106,847
KeyCorp	26,871	493,889
KKR & Co., Inc.	19,400	2,372,814
Loews Corp.	4,906	529,210
M&T Bank Corp.	4,443	845,147
Marsh & McLennan Cos., Inc.	13,657	2,505,377
Mastercard, Inc. Class A	23,050	12,689,716
MetLife, Inc.	16,023	1,226,721
Moody's Corp.	4,224	2,073,055
Morgan Stanley	34,238	5,808,819
MSCI, Inc.	2,188	1,233,419
Nasdaq, Inc.	13,075	1,188,779
Northern Trust Corp.	5,468	718,167
PayPal Holdings, Inc.	26,127	1,637,902
PNC Financial Services Group, Inc.	10,747	2,049,668
Principal Financial Group, Inc.	6,126	519,607
Progressive Corp.	16,300	3,729,277
Prudential Financial, Inc.	9,906	1,072,324
Raymond James Financial, Inc.	5,000	782,700
Regions Financial Corp.	25,829	657,348
Robinhood Markets, Inc. Class A (a)	21,577	2,772,429

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
S&P Global, Inc.	8,856	$4,417,638
State Street Corp. (c)	7,533	896,578
Synchrony Financial	10,697	827,520
T. Rowe Price Group, Inc.	6,522	667,722
Travelers Cos., Inc.	6,182	1,810,461
Truist Financial Corp.	36,836	1,712,874
U.S. Bancorp	44,651	2,190,132
Visa, Inc. Class A	47,603	15,920,347
W.R. Berkley Corp.	8,675	673,961
Wells Fargo & Co.	89,522	7,685,464
Willis Towers Watson PLC	2,828	907,788
		214,227,120
HEALTH CARE — 9.7%
Abbott Laboratories	48,855	6,297,410
AbbVie, Inc.	49,542	11,280,713
Agilent Technologies, Inc.	7,636	1,172,126
Align Technology, Inc. (a)	1,772	260,821
Amgen, Inc.	15,051	5,199,519
Baxter International, Inc. (b)	13,909	260,655
Becton Dickinson & Co.	8,250	1,600,665
Biogen, Inc. (a)	3,947	718,709
Bio-Techne Corp.	5,004	322,808
Boston Scientific Corp. (a)	41,498	4,215,367
Bristol-Myers Squibb Co.	56,273	2,768,632
Cardinal Health, Inc.	6,770	1,437,000
Cencora, Inc.	5,552	2,048,299
Centene Corp. (a)	14,296	562,405
Charles River Laboratories International, Inc. (a)	995	177,249
Cigna Group	7,673	2,127,569
Cooper Cos., Inc. (a)	5,600	436,408
CVS Health Corp.	35,314	2,837,833
Danaher Corp.	17,856	4,049,384
DaVita, Inc. (a)	1,072	128,297
Dexcom, Inc. (a)	11,420	724,827
Edwards Lifesciences Corp. (a)	16,408	1,422,081
Elevance Health, Inc.	6,482	2,192,601
Eli Lilly & Co.	22,316	24,000,189
GE HealthCare Technologies, Inc.	13,395	1,071,466
Gilead Sciences, Inc.	34,960	4,399,366
HCA Healthcare, Inc.	4,470	2,272,056
Henry Schein, Inc. (a)	3,000	223,710
Hologic, Inc. (a)	6,758	506,647
Humana, Inc.	3,465	851,593
IDEXX Laboratories, Inc. (a)	2,189	1,648,054
Incyte Corp. (a)	4,600	480,516
Insulet Corp. (a)	2,000	654,380
Intuitive Surgical, Inc. (a)	10,096	5,789,854
IQVIA Holdings, Inc. (a)	4,473	1,028,835
Johnson & Johnson	67,255	13,916,405
Labcorp Holdings, Inc.	2,274	611,206
McKesson Corp.	3,399	2,994,927
Medtronic PLC	35,739	3,764,389
Merck & Co., Inc.	70,536	7,394,289
Security Description	Shares	Value
Mettler-Toledo International, Inc. (a)	590	$871,265
Moderna, Inc. (a)	10,800	280,584
Molina Healthcare, Inc. (a)	1,797	266,423
Pfizer, Inc.	159,029	4,093,406
Quest Diagnostics, Inc.	3,310	626,186
Regeneron Pharmaceuticals, Inc.	2,890	2,254,749
ResMed, Inc.	4,289	1,097,255
Revvity, Inc. (b)	3,690	385,273
Solventum Corp. (a)	4,617	393,645
STERIS PLC	2,854	759,963
Stryker Corp.	9,645	3,580,031
Thermo Fisher Scientific, Inc.	10,615	6,271,660
UnitedHealth Group, Inc.	25,371	8,366,595
Universal Health Services, Inc. Class B	1,600	389,808
Vertex Pharmaceuticals, Inc. (a)	7,062	3,062,154
Viatris, Inc.	33,637	359,580
Waters Corp. (a)	1,567	632,159
West Pharmaceutical Services, Inc.	2,070	573,908
Zimmer Biomet Holdings, Inc.	5,927	578,001
Zoetis, Inc.	11,889	1,523,932
		160,215,837
INDUSTRIALS — 8.0%
3M Co.	14,669	2,523,801
A.O. Smith Corp.	3,300	217,734
Allegion PLC	2,315	384,359
AMETEK, Inc.	6,276	1,241,958
Automatic Data Processing, Inc.	11,334	2,893,570
Axon Enterprise, Inc. (a)	2,100	1,134,294
Boeing Co. (a)	20,998	3,968,622
Broadridge Financial Solutions, Inc.	3,400	775,506
Builders FirstSource, Inc. (a)	2,700	303,021
Carrier Global Corp.	21,625	1,186,780
Caterpillar, Inc.	13,087	7,534,971
CH Robinson Worldwide, Inc.	3,397	539,681
Cintas Corp.	9,888	1,839,366
Copart, Inc. (a)	25,624	998,824
CSX Corp.	52,633	1,861,103
Cummins, Inc.	3,834	1,909,255
Dayforce, Inc. (a)	4,300	297,130
Deere & Co.	7,092	3,294,163
Delta Air Lines, Inc.	18,849	1,208,221
Dover Corp.	4,075	755,016
Eaton Corp. PLC	10,973	3,795,451
EMCOR Group, Inc.	1,300	799,591
Emerson Electric Co.	16,176	2,157,555
Equifax, Inc.	3,439	730,340
Expeditors International of Washington, Inc.	3,367	494,612
Fastenal Co.	32,338	1,306,455
FedEx Corp.	5,936	1,636,437
Fortive Corp.	10,091	539,667

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
GE Vernova, Inc.	7,624	$4,572,647
Generac Holdings, Inc. (a)	1,423	215,770
General Dynamics Corp.	7,190	2,456,320
General Electric Co.	29,659	8,851,729
Honeywell International, Inc.	17,720	3,405,607
Howmet Aerospace, Inc.	11,129	2,276,882
Hubbell, Inc.	1,600	690,288
Huntington Ingalls Industries, Inc.	919	288,217
IDEX Corp.	2,284	397,256
Illinois Tool Works, Inc.	7,601	1,894,777
Ingersoll Rand, Inc.	10,406	836,018
Jacobs Solutions, Inc.	3,016	406,587
JB Hunt Transport Services, Inc.	2,217	385,669
Johnson Controls International PLC	17,931	2,085,555
L3Harris Technologies, Inc.	5,331	1,485,696
Leidos Holdings, Inc.	3,500	668,850
Lennox International, Inc.	800	399,096
Lockheed Martin Corp.	5,780	2,646,431
Masco Corp.	5,915	383,706
Nordson Corp.	1,237	293,985
Norfolk Southern Corp.	6,485	1,894,204
Northrop Grumman Corp.	3,697	2,115,608
Old Dominion Freight Line, Inc.	5,500	744,095
Otis Worldwide Corp.	11,113	987,390
PACCAR, Inc.	14,919	1,572,761
Parker-Hannifin Corp.	3,555	3,063,344
Paychex, Inc.	9,263	1,034,585
Paycom Software, Inc.	1,322	213,067
Pentair PLC	4,363	459,162
Quanta Services, Inc.	4,154	1,931,112
Republic Services, Inc.	5,857	1,271,320
Rockwell Automation, Inc.	3,263	1,291,691
Rollins, Inc.	8,825	542,561
RTX Corp.	37,397	6,541,109
Snap-on, Inc.	1,606	546,120
Southwest Airlines Co.	16,127	561,381
Stanley Black & Decker, Inc.	4,068	290,943
Textron, Inc.	5,563	462,619
Trane Technologies PLC	6,160	2,596,317
TransDigm Group, Inc.	1,559	2,120,505
Uber Technologies, Inc. (a)	58,200	5,094,828
Union Pacific Corp.	16,639	3,857,419
United Airlines Holdings, Inc. (a)	9,417	960,157
United Parcel Service, Inc. Class B	20,334	1,947,794
United Rentals, Inc.	1,867	1,521,941
Veralto Corp.	6,685	676,656
Verisk Analytics, Inc.	4,105	923,912
Waste Management, Inc.	10,338	2,252,340
Westinghouse Air Brake Technologies Corp.	4,782	997,286
WW Grainger, Inc.	1,211	1,148,791
Xylem, Inc.	6,934	975,406
		131,564,993
Security Description	Shares	Value
INFORMATION TECHNOLOGY — 34.5%
Accenture PLC Class A	17,466	$4,366,500
Adobe, Inc. (a)	11,780	3,771,131
Advanced Micro Devices, Inc. (a)	45,568	9,912,407
Akamai Technologies, Inc. (a)	4,184	374,552
Amphenol Corp. Class A	34,430	4,851,187
Analog Devices, Inc.	13,791	3,659,304
Apple, Inc.	416,444	116,125,409
Applied Materials, Inc.	22,374	5,643,842
AppLovin Corp. Class A (a)	7,600	4,556,048
Arista Networks, Inc. (a)	28,908	3,777,697
Autodesk, Inc. (a)	6,189	1,877,371
Broadcom, Inc.	132,122	53,239,881
Cadence Design Systems, Inc. (a)	7,827	2,440,772
CDW Corp.	3,547	511,548
Cisco Systems, Inc.	110,722	8,518,951
Cognizant Technology Solutions Corp. Class A	13,097	1,017,768
Corning, Inc.	21,676	1,825,119
Crowdstrike Holdings, Inc. Class A (a)	7,100	3,615,036
Datadog, Inc. Class A (a)	9,300	1,488,093
Dell Technologies, Inc. Class C	8,200	1,093,470
EPAM Systems, Inc. (a)	1,468	274,516
F5, Inc. (a)	1,755	419,726
Fair Isaac Corp. (a)	700	1,264,081
First Solar, Inc. (a)	2,800	764,176
Fortinet, Inc. (a)	18,173	1,474,375
Gartner, Inc. (a)	2,100	488,754
Gen Digital, Inc.	17,519	461,976
GoDaddy, Inc. Class A (a)	4,064	519,623
Hewlett Packard Enterprise Co.	36,733	803,351
HP, Inc.	28,392	693,333
Intel Corp. (a)	123,432	5,006,402
International Business Machines Corp.	26,020	8,029,252
Intuit, Inc.	7,863	4,985,771
Jabil, Inc.	3,130	659,522
Keysight Technologies, Inc. (a)	4,514	893,546
KLA Corp.	3,688	4,335,133
Lam Research Corp.	35,750	5,577,000
Microchip Technology, Inc.	15,512	831,133
Micron Technology, Inc.	31,090	7,352,163
Microsoft Corp.	208,570	102,618,526
Monolithic Power Systems, Inc.	1,287	1,194,555
Motorola Solutions, Inc.	4,554	1,683,523
NetApp, Inc.	6,087	679,066
NVIDIA Corp.	684,735	121,198,095
NXP Semiconductors NV	7,200	1,403,568
ON Semiconductor Corp. (a)	12,316	618,756
Oracle Corp.	46,512	9,393,098
Palantir Technologies, Inc. Class A (a)	63,862	10,757,554
Palo Alto Networks, Inc. (a)	18,932	3,599,541
PTC, Inc. (a)	3,479	610,321

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
Qnity Electronics, Inc. Class W/I	5,801	$470,403
QUALCOMM, Inc.	30,426	5,114,306
Roper Technologies, Inc.	2,991	1,334,644
Salesforce, Inc.	27,020	6,229,191
Sandisk Corp. (a)	3,900	870,792
Seagate Technology Holdings PLC	6,121	1,693,620
ServiceNow, Inc. (a)	5,838	4,742,850
Skyworks Solutions, Inc.	3,543	233,661
Super Micro Computer, Inc. (a) (b)	13,900	470,515
Synopsys, Inc. (a)	5,231	2,186,610
TE Connectivity PLC	8,054	1,821,412
Teledyne Technologies, Inc. (a)	1,353	675,851
Teradyne, Inc.	4,598	836,330
Texas Instruments, Inc.	25,653	4,316,630
Trimble, Inc. (a)	6,891	561,065
Tyler Technologies, Inc. (a)	1,244	584,207
VeriSign, Inc.	2,490	627,455
Western Digital Corp.	9,617	1,570,745
Workday, Inc. Class A (a)	5,800	1,250,596
Zebra Technologies Corp. Class A (a)	1,347	340,454
		567,187,859
MATERIALS — 1.7%
Air Products & Chemicals, Inc.	6,148	1,604,935
Albemarle Corp.	3,730	484,863
Amcor PLC	68,308	581,984
Avery Dennison Corp.	2,281	393,176
Ball Corp.	8,326	412,387
CF Industries Holdings, Inc.	4,861	382,561
Corteva, Inc.	19,461	1,313,034
Dow, Inc.	21,391	510,175
DuPont de Nemours, Inc.	11,602	461,411
Ecolab, Inc.	7,002	1,926,670
Freeport-McMoRan, Inc.	41,429	1,780,618
International Flavors & Fragrances, Inc.	7,817	543,125
International Paper Co.	15,912	628,206
Linde PLC	13,246	5,435,099
LyondellBasell Industries NV Class A	7,022	344,008
Martin Marietta Materials, Inc.	1,702	1,060,754
Mosaic Co.	9,816	240,394
Newmont Corp.	30,077	2,728,886
Nucor Corp.	6,649	1,060,449
Packaging Corp. of America	2,700	550,989
PPG Industries, Inc.	6,094	609,644
Sherwin-Williams Co.	6,624	2,276,603
Smurfit WestRock PLC	13,453	480,138
Solstice Advanced Materials, Inc. (a)	4,430	211,222
Steel Dynamics, Inc.	3,500	587,405
Vulcan Materials Co.	3,690	1,096,816
		27,705,552
Security Description	Shares	Value
REAL ESTATE — 1.9%
Alexandria Real Estate Equities, Inc. REIT	4,770	$256,006
American Tower Corp. REIT	12,760	2,313,005
AvalonBay Communities, Inc. REIT	4,228	769,242
BXP, Inc. REIT	4,739	342,914
Camden Property Trust REIT	2,729	290,202
CBRE Group, Inc. Class A (a)	8,337	1,349,177
CoStar Group, Inc. (a)	12,153	836,126
Crown Castle, Inc. REIT	12,719	1,160,990
Digital Realty Trust, Inc. REIT	8,762	1,402,971
Equinix, Inc. REIT	2,800	2,109,268
Equity Residential REIT	9,682	597,864
Essex Property Trust, Inc. REIT	1,975	520,650
Extra Space Storage, Inc. REIT	5,994	798,221
Federal Realty Investment Trust REIT	1,900	187,587
Healthpeak Properties, Inc. REIT	20,531	374,896
Host Hotels & Resorts, Inc. REIT	18,459	325,432
Invitation Homes, Inc. REIT	15,523	437,749
Iron Mountain, Inc. REIT	8,374	723,095
Kimco Realty Corp. REIT	20,350	420,431
Mid-America Apartment Communities, Inc. REIT	3,664	497,901
Millrose Properties, Inc. REIT	269	8,190
Prologis, Inc. REIT	25,890	3,327,642
Public Storage REIT	4,446	1,220,605
Realty Income Corp. REIT	25,500	1,469,055
Regency Centers Corp. REIT	4,363	310,471
SBA Communications Corp. REIT	2,965	576,011
Simon Property Group, Inc. REIT	8,741	1,628,623
UDR, Inc. REIT	6,900	251,298
Ventas, Inc. REIT	13,102	1,056,414
VICI Properties, Inc. REIT	29,766	857,856
Welltower, Inc. REIT	18,581	3,868,936
Weyerhaeuser Co. REIT	21,067	467,898
		30,756,726
UTILITIES — 2.4%
AES Corp.	21,959	308,744
Alliant Energy Corp.	7,500	521,025
Ameren Corp.	7,640	812,514
American Electric Power Co., Inc.	14,938	1,848,876
American Water Works Co., Inc.	5,887	765,722
Atmos Energy Corp.	4,300	758,391
CenterPoint Energy, Inc.	17,886	715,082
CMS Energy Corp.	8,501	641,315
Consolidated Edison, Inc.	10,372	1,040,934
Constellation Energy Corp.	8,755	3,189,972
Dominion Energy, Inc.	24,411	1,532,279
DTE Energy Co.	5,759	789,156

See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Security Description	Shares	Value
Duke Energy Corp.	21,405	$2,652,936
Edison International	11,249	662,454
Entergy Corp.	12,184	1,188,184
Evergy, Inc.	6,074	471,646
Eversource Energy	10,196	684,967
Exelon Corp.	29,464	1,388,344
FirstEnergy Corp.	14,960	713,891
NextEra Energy, Inc.	58,274	5,028,463
NiSource, Inc.	14,178	625,675
NRG Energy, Inc.	5,298	897,958
PG&E Corp.	58,449	942,198
Pinnacle West Capital Corp. (b)	2,969	269,763
PPL Corp.	20,604	760,288
Public Service Enterprise Group, Inc.	13,970	1,166,774
Sempra	18,152	1,719,357
Southern Co.	31,252	2,847,682
Vistra Corp.	9,200	1,645,512
WEC Energy Group, Inc.	9,270	1,038,889
Xcel Energy, Inc.	16,624	1,364,997
		38,993,988
TOTAL COMMON STOCKS (Cost $247,949,414)		1,640,633,340
SHORT-TERM INVESTMENTS — 0.3%
State Street Institutional U.S. Government Money Market Fund, Class G Shares 3.98% (d) (e)	2,152,612	2,152,612
Security Description	Shares	Value
State Street Navigator Securities Lending Portfolio II (c) (f)	2,639,576	$2,639,576
TOTAL SHORT-TERM INVESTMENTS (Cost $4,792,188)		4,792,188
TOTAL INVESTMENTS — 100.1% (Cost $252,741,602)		1,645,425,528
LIABILITIES IN EXCESS OF OTHER ASSETS — (0.1)%		(1,287,970)
NET ASSETS — 100.0%		$1,644,137,558
(a)	Non-income producing security.
(b)	All or a portion of the shares of the security are on loan at November 30, 2025.
(c)	The Fund invested in an affiliated entity. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(d)	The Fund invested in certain money market funds managed by SSGA Funds Management, Inc. Amounts related to these investments during the period ended November 30, 2025 are shown in the Affiliate Table below.
(e)	The rate shown is the annualized seven-day yield at November 30, 2025.
(f)	Investment of cash collateral for securities loaned.
REIT	Real Estate Investment Trust

At November 30, 2025, open futures contracts were as follows:
Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-mini S&P 500 Index (long)	15	12/19/2025	$4,988,147	$5,144,625	$156,478

The following table summarizes the value of the Fund's investments according to the fair value hierarchy as of November 30, 2025.
Description	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs	Level 3 – Significant Unobservable Inputs	Total
ASSETS:
INVESTMENTS:
Common Stocks	$1,640,633,340	$—	$—	$1,640,633,340
Short-Term Investments	4,792,188	—	—	4,792,188
TOTAL INVESTMENTS	$1,645,425,528	$—	$—	$1,645,425,528
OTHER FINANCIAL INSTRUMENTS:
Futures Contracts - Unrealized Appreciation	$156,478	$—	$—	$156,478
TOTAL OTHER FINANCIAL INSTRUMENTS:	$156,478	$—	$—	$156,478
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
SCHEDULE OF INVESTMENTS  (continued)
November 30, 2025 (Unaudited)

Affiliate Table
	Number of Shares Held at 8/31/25	Value at 8/31/25	Cost of Purchases	Proceeds from Shares Sold	Realized Gain (Loss)	Change in Unrealized Appreciation/ Depreciation	Number of Shares Held at 11/30/25	Value at 11/30/25	Dividend Income
State Street Corp.	8,533	$981,039	$—	$113,223	$87,473	$(58,711)	7,533	$896,578	$6,328
State Street Institutional U.S. Government Money Market Fund, Class G Shares	1,437,430	1,437,430	28,747,177	28,031,995	—	—	2,152,612	2,152,612	20,249
State Street Navigator Securities Lending Portfolio II	3,607,169	3,607,169	8,653,882	9,621,475	—	—	2,639,576	2,639,576	942
Total		$6,025,638	$37,401,059	$37,766,693	$87,473	$(58,711)		$5,688,766	$27,519
See accompanying notes to Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments
November 30, 2025  (Unaudited)

Security Valuation
The Fund's investments are valued at fair value each day that the New York Stock Exchange (“NYSE”) is open and, for financial reporting purposes, as of the report date should the reporting period end on a day that the NYSE is not open. Fair value is generally defined as the price the fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. By its nature, a fair value price is a good faith estimate of the valuation in a current sale and may not reflect an actual market price. The investments of the Fund are valued pursuant to the policy and procedures developed by the Oversight Committee (the “Committee”) and approved by the Board of Trustees of the Trust (the “Board”). The Committee provides oversight of the valuation of investments for the Fund. The Board has responsibility for overseeing the determination of the fair value of investments.
Valuation techniques used to value the Fund's investments by major category are as follows:
•  Equity investments traded on a recognized securities exchange for which market quotations are readily available are valued at the last sale price or official closing price, as applicable, on the primary market or exchange on which they trade. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last published sale price or at fair value.
•  Investments in registered investment companies (including money market funds) or other unitized pooled investment vehicles that are not traded on an exchange are valued at that day’s published net asset value (“NAV”) per share or unit.
•  Exchange-traded futures contracts are valued at the closing settlement price on the primary market on which they are traded most extensively. Exchange-traded futures contracts traded on a recognized exchange for which there were no sales on that day are valued at the last reported sale price obtained from independent pricing services or brokers or at fair value.
In the event prices or quotations are not readily available or that the application of these valuation methods results in a price for an investment that is deemed to be not representative of the fair value of such investment, fair value will be determined in good faith by the Committee, in accordance with the valuation policy and procedures approved by the Board.
Various inputs are used in determining the value of the Fund's investments.
The Fund values its assets and liabilities at fair value using a fair value hierarchy consisting of three broad levels that prioritize the inputs to valuation techniques giving the highest priority to readily available unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements) when market prices are not readily available or reliable. The categorization of a value determined for an investment within the hierarchy is based upon the pricing transparency of the investment and is not necessarily an indication of the risk associated with investing in it.
The three levels of the fair value hierarchy are as follows:
•  Level 1 – Unadjusted quoted prices in active markets for an identical asset or liability;
•  Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and
•  Level 3 – Unobservable inputs for the asset or liability, including the Committee’s assumptions used in determining the fair value of investments.
The value of the Fund's investments according to the fair value hierarchy as of November 30, 2025 is disclosed in the Fund's Schedule of Investments.

STATE STREET S&P 500 INDEX FUND
Notes to Schedule of Investments  (continued)
November 30, 2025  (Unaudited)

Futures Contracts
The Fund may enter into futures contracts to meet the Fund's objectives. A futures contract is a standardized, exchange-traded agreement to buy or sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to deposit with the broker, cash or securities in an amount equal to the minimum initial margin requirements of the clearing house. Securities deposited, if any, are designated on the Schedule of Investments and cash deposited, if any, is included in Net cash at broker on the Statement of Assets and Liabilities. Subsequent payments are made or received by Fund equal to the daily change in the contract value, accumulated, exchange rates, and or other transactional fees. The accumulation of those payments are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed.
Losses may arise if the value of a futures contract decreases due to unfavorable changes in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk that the movements in the price of the futures contracts do not correlate with the movement of the assets underlying such contracts.
For the period ended November 30, 2025, the Fund entered into futures contracts for cash equitization, to reduce tracking error and to facilitate daily liquidity.
Other Transactions with Affiliates
The Fund may invest in affiliated entities, including securities issued by State Street Corporation, affiliated funds, or entities deemed to be affiliates as a result of the Fund owning more than five percent of the entity’s voting securities or outstanding shares. Amounts relating to these transactions during the period ended November 30, 2025, are disclosed in the Fund's Schedule of Investments.
Subsequent Events
Management has evaluated the impact of all subsequent events on the Fund through the date on which the Form N-PORT filing was issued and has determined that there were no subsequent events requiring adjustment or disclosure in the Form N-PORT filing.